Basic and Diluted Net Loss Per Share	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Basic and Diluted Net Loss Per Share [Abstract]
BASIC AND DILUTED NET LOSS PER SHARE
11.	BASIC AND DILUTED NET LOSS PER SHARE

The following table sets forth the computation of basic and diluted net loss per share attributable to common stockholders (in thousands, except share and per share amounts):

	Three Months Ended June 30,		Six Months Ended June 30,
	2025	2024	2025	2024
Numerator:
Net loss attributable to common stockholders, basic and dilutive	$(4,583)	$(58,932)	$(10,542)	$(65,526)
Denominator:
Weighted-average common shares outstanding, basic and diluted	2,079,609	233,660	1,905,837	233,660
Net loss per share, basic and diluted	$(2.20)	$(252.21)	$(5.53)	$(280.43)

The following securities were excluded due to their anti-dilutive effect on net loss per share attributable to common stockholders recorded in each of the periods:

	As of June 30,
	2025	2024
Convertible preferred stock on an as-converted basis	-	402,438
Warrants to purchase preferred stock on an as-converted basis	-	4,344
Stock options outstanding	377,134	26,900
Unvested RSU’s	61,250	-
Warrants to purchase Common stock	881,007	-
Total	1,319,391	433,682

15. BASIC AND DILUTED NET INCOME (LOSS) PER SHARE

The following table sets forth the computation of basic and diluted net income (loss) per share attributable to common stockholders (in thousands, except share and per share amounts):

	Year Ended December 31,
	2024	2023
Numerator:
Net Loss	$(65,393)	$(57,720)
Add: Gain on extinguishment of convertible preferred stock	—	216,386
Net income (loss) attributable to common stockholders, basic	(65,393)	158,666
Less: Warrants, series with dilutive impact only	—	—
Less: Convertible preferred stock, series with dilutive impact only	—	(230,774)
Net loss attributable to common stockholders, dilutive	$(65,393)	$(72,108)
Denominator:
Weighted-average common shares outstanding, basic	789,338	172,187
Add: Warrants, series with dilutive impact only	—	291,519
Add: Options, with dilutive impact only	—	1,592
Add: Convertible preferred stock, series with dilutive impact only	—	—
Weighted-average shares outstanding, dilutive	789,338	465,298

The following securities were excluded due to their anti-dilutive effect on net loss per share attributable to common stockholders recorded in each of the periods:

	As of December 31,
	2024	2023
Warrants to purchase preferred stock on an as-converted basis	—	4,344
Convertible preferred stock on an as-converted basis	—	204,253
Stock options outstanding	309,369	25,308
Unvested RSU’s	44,539	—
Warrants to purchase common stock	731,010	—
Total	1,084,918	233,905

As of December 31, 2023, no RSUs were vested as they did not meet the performance condition at the reporting period. In addition, outstanding stock options with performance conditions were not vested as the performance conditions were not met at December 31, 2024 and 2023. As the conditions were not satisfied at the end of each reporting period, the unvested shares were excluded when calculating diluted EPS.